Taxes and contribuitions (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Taxes
Services tax		R$ 157,066	R$ 223,529
Value-added tax on sales and services		29,678	31,400
Social integration program		24,984	22,216
Social contribution on revenues		153,626	136,682
Income tax and social contribution		6,336	726
Other		8,841	4,489
Taxes Total		380,531	419,042
Judicial Deposits
Services Tax		(150,121)	(108,026)
Value-Added Tax On Sales And Services		(29,114)	(31,028)
Social Integration Program		(24,498)	(21,804)
Social Contribution On Revenues		(150,756)	(134,180)
Judicial Deposits Total		(354,489)	(295,038)
Taxes and contribitions Total		R$ 26,042	R$ 124,004
Services tax reversed	R$ 84,294